Variable Interest Entities (Tables)	9 Months Ended
Dec. 31, 2011
Consolidation Of Variable Interest Entities Disclosure

Information about VIEs for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs

March 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,222	¥3,846	¥5,222	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	16,051	4,493	5,660	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	343,394	120,908	226,319	1,076
(d) VIEs for corporate rehabilitation support business	15,988	142	—	—
(e) VIEs for investment in securities	83,694	13,675	33,169	1,491
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	505,421	352,034	505,421	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	669,375	671,349	660,237	—
(h) Other VIEs	154,176	66,529	139,260	4,140

Total	¥1,793,321	¥1,232,976	¥1,575,288	¥6,707

December 31, 2011

	Millions of yen
Types of VIEs	Total assets (1)	Total liabilities (1)	Assets which are pledged as collateral (2)	Commitments (3)
(a) VIEs for liquidating customer assets	¥5,129	¥3,752	¥5,129	¥—
(b) VIEs for acquisition of real estate and real estate development projects for customers	11,470	952	—	—
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	326,105	126,861	226,803	740
(d) VIEs for corporate rehabilitation support business	15,182	66	—	—
(e) VIEs for investment in securities	76,006	13,074	34,683	1,483
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	486,238	323,095	486,238	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	558,342	564,729	558,333	—
(h) Other VIEs	143,370	61,239	128,062	2,173

Total	¥1,621,842	¥1,093,768	¥1,439,248	¥4,396

Note:
	(1)	The assets of many VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
	(2)	The assets are pledged as collateral by VIE for financing of the VIE.
	(3)	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Schedule of Non-Consolidated Variable Interest Entities
2.	Non-consolidated VIEs

March 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥66,710	¥1,073	¥6,979	¥8,052
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,090,147	174,380	52,850	260,935
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,143,069	—	22,349	37,287
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,535,037	4,000	25,493	31,478
(h) Other VIEs	83,811	697	3,132	3,829

Total	¥4,918,774	¥180,150	¥110,803	¥341,581

December 31, 2011

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Specified bonds and non-recourse loans	Investments	Maximum exposure to loss (4)
(a) VIEs for liquidating customer assets	¥63,373	¥981	¥6,255	¥7,236
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,136,151	139,101	71,557	246,746
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	—	—	—	—
(d) VIEs for corporate rehabilitation support business	—	—	—	—
(e) VIEs for investment in securities	1,417,563	—	21,448	34,865
(f) VIEs for securitizing financial assets such as direct financing lease receivable and loan receivable	—	—	—	—
(g) VIEs for securitization of commercial mortgage loans originated by third parties	2,426,977	4,000	45,541	50,333
(h) Other VIEs	91,352	503	4,113	4,616

Total	¥5,135,416	¥144,585	¥148,914	¥343,796

Note:
	(4)	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.